Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 96.7%
Advertising — 0.1%
Omnicom Group, Inc.	3,624	$262,595
The Interpublic Group of Cos., Inc.	6,992	256,397
		518,992
Aerospace & Defense — 1.5%
General Dynamics Corp.	3,972	778,631
Howmet Aerospace, Inc.	6,825	212,940
L3Harris Technologies, Inc.	3,519	775,024
Lockheed Martin Corp.	4,237	1,462,189
Northrop Grumman Corp.	2,585	930,988
Raytheon Technologies Corp.	25,966	2,232,037
Teledyne Technologies, Inc.*	765	328,629
The Boeing Co.*	9,485	2,086,131
TransDigm Group, Inc.*	900	562,113
		9,368,682
Agriculture — 0.7%
Altria Group, Inc.	31,956	1,454,637
Archer-Daniels-Midland Co.	9,678	580,777
Philip Morris International, Inc.	26,892	2,549,093
		4,584,507
Airlines — 0.3%
Alaska Air Group, Inc.*	2,219	130,034
American Airlines Group, Inc.*	11,517	236,329
Delta Air Lines, Inc.*	10,994	468,454
Southwest Airlines Co.*	10,226	525,923
United Airlines Holdings, Inc.*	5,556	264,299
		1,625,039
Apparel — 0.7%
Hanesbrands, Inc.	6,506	111,643
NIKE, Inc., Class B	22,063	3,204,210
PVH Corp.*	1,321	135,786
Ralph Lauren Corp.	856	95,050
Tapestry, Inc.	4,955	183,434
Under Armour, Inc., Class A*	3,386	68,329
Under Armour, Inc., Class C*	3,927	68,801
VF Corp.	5,520	369,785
		4,237,038
Auto Manufacturers — 2.2%
Cummins, Inc.	2,471	554,888
Ford Motor Co.*	68,343	967,737
General Motors Co.*	25,134	1,324,813
PACCAR, Inc.	6,000	473,520
Tesla, Inc.*	13,982	10,842,761
		14,163,719
Auto Parts & Equipment — 0.1%
Aptiv PLC*	4,636	690,625
BorgWarner, Inc.	4,082	176,383
		867,008
Banks — 5.3%
Bank of America Corp.	127,910	5,429,779
Citigroup, Inc.	35,175	2,468,582
Citizens Financial Group, Inc.	7,338	344,739
	Number of Shares	Value†

Banks — (continued)
Comerica, Inc.	2,452	$197,386
Fifth Third Bancorp	12,199	517,726
First Republic Bank	3,051	588,477
Huntington Bancshares, Inc.	25,356	392,004
JPMorgan Chase & Co.	51,639	8,452,788
KeyCorp.	16,916	365,724
M&T Bank Corp.	2,175	324,815
Morgan Stanley	25,337	2,465,543
Northern Trust Corp.	3,545	382,186
Regions Financial Corp.	16,177	344,732
State Street Corp.	5,999	508,235
SVB Financial Group*	965	624,239
The Bank of New York Mellon Corp.	13,980	724,723
The Goldman Sachs Group, Inc.	5,850	2,211,476
The PNC Financial Services Group, Inc.	7,316	1,431,302
Truist Financial Corp.	23,073	1,353,231
US Bancorp	23,221	1,380,256
Wells Fargo & Co.	70,772	3,284,529
Zions Bancorp NA	2,900	179,481
		33,971,953
Beverages — 1.4%
Brown-Forman Corp., Class B	3,268	218,989
Constellation Brands, Inc., Class A	2,935	618,375
Molson Coors Beverage Co., Class B	3,112	144,335
Monster Beverage Corp.*	6,409	569,311
PepsiCo, Inc.	23,862	3,589,083
The Coca-Cola Co.	67,074	3,519,373
		8,659,466
Biotechnology — 1.7%
Amgen, Inc.	9,852	2,095,028
Biogen, Inc.*	2,551	721,907
Bio-Rad Laboratories, Inc., Class A*	400	298,380
Corteva, Inc.	12,533	527,389
Gilead Sciences, Inc.	21,593	1,508,271
Illumina, Inc.*	2,558	1,037,550
Incyte Corp.*	3,346	230,138
Moderna, Inc.*	6,000	2,309,160
Regeneron Pharmaceuticals, Inc.*	1,825	1,104,453
Vertex Pharmaceuticals, Inc.*	4,517	819,339
		10,651,615
Building Materials — 0.4%
Carrier Global Corp.	14,963	774,485
Fortune Brands Home & Security, Inc.	2,507	224,176
Johnson Controls International PLC	12,210	831,257
Martin Marietta Materials, Inc.	1,114	380,631
Masco Corp.	4,262	236,754
Vulcan Materials Co.	2,276	385,008
		2,832,311
Chemicals — 1.6%
Air Products and Chemicals, Inc.	3,873	991,914
Albemarle Corp.	1,985	434,655
Celanese Corp.	1,885	283,956

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
CF Industries Holdings, Inc.	3,956	$220,824
Dow, Inc.	12,874	741,027
DuPont de Nemours, Inc.	9,210	626,188
Eastman Chemical Co.	2,427	244,496
Ecolab, Inc.	4,342	905,828
FMC Corp.	2,351	215,258
International Flavors & Fragrances, Inc.	4,262	569,915
Linde PLC	8,886	2,606,975
LyondellBasell Industries N.V., Class A	4,434	416,131
PPG Industries, Inc.	4,120	589,201
The Mosaic Co.	6,108	218,178
The Sherwin-Williams Co.	4,173	1,167,313
		10,231,859
Commercial Services — 2.4%
Automatic Data Processing, Inc.	7,330	1,465,414
Cintas Corp.	1,524	580,126
Equifax, Inc.	2,115	535,983
FleetCor Technologies, Inc.*	1,412	368,913
Gartner, Inc.*	1,426	433,333
Global Payments, Inc.	5,032	792,943
IHS Markit Ltd.	6,621	772,141
MarketAxess Holdings, Inc.	686	288,593
Moody's Corp.	2,815	999,635
Nielsen Holdings PLC	6,031	115,735
PayPal Holdings, Inc.*	20,299	5,282,003
Quanta Services, Inc.	2,481	282,387
Robert Half International, Inc.	1,870	187,617
Rollins, Inc.	4,204	148,527
S&P Global, Inc.	4,179	1,775,615
United Rentals, Inc.*	1,241	435,504
Verisk Analytics, Inc.	2,795	559,755
		15,024,224
Computers — 7.5%
Accenture PLC, Class A	10,948	3,502,484
Apple, Inc.	271,123	38,363,904
Cognizant Technology Solutions Corp., Class A	9,152	679,170
DXC Technology Co.*	4,316	145,061
Fortinet, Inc.*	2,320	677,533
Hewlett Packard Enterprise Co.	22,385	318,986
HP, Inc.	20,510	561,154
International Business Machines Corp.	15,568	2,162,862
Leidos Holdings, Inc.	2,377	228,501
NetApp, Inc.	3,879	348,179
Seagate Technology Holdings PLC	3,505	289,233
Western Digital Corp.*	5,440	307,034
		47,584,101
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	14,504	1,096,212
The Estee Lauder Cos., Inc., Class A	3,991	1,197,021
The Procter & Gamble Co.	41,938	5,862,932
		8,156,165
	Number of Shares	Value†

Distribution & Wholesale — 0.3%
Copart, Inc.*	3,600	$499,392
Fastenal Co.	9,918	511,868
LKQ Corp.*	4,551	229,006
Pool Corp.	700	304,087
W.W. Grainger, Inc.	769	302,263
		1,846,616
Diversified Financial Services — 3.9%
American Express Co.	11,157	1,869,132
Ameriprise Financial, Inc.	1,994	526,655
BlackRock, Inc.	2,472	2,073,168
Capital One Financial Corp.	7,721	1,250,570
Cboe Global Markets, Inc.	1,775	219,852
CME Group, Inc.	6,177	1,194,508
Discover Financial Services	5,119	628,869
Franklin Resources, Inc.	5,190	154,247
Intercontinental Exchange, Inc.	9,669	1,110,195
Invesco Ltd.	6,199	149,458
Mastercard, Inc., Class A	15,048	5,231,889
Nasdaq, Inc.	1,961	378,512
Raymond James Financial, Inc.	3,285	303,140
Synchrony Financial	9,247	451,993
T. Rowe Price Group, Inc.	3,912	769,490
The Charles Schwab Corp.	26,031	1,896,098
The Western Union Co.	7,491	151,468
Visa, Inc., Class A	29,159	6,495,167
		24,854,411
Electric — 2.3%
Alliant Energy Corp.	4,369	244,577
Ameren Corp.	4,461	361,341
American Electric Power Co., Inc.	8,577	696,281
CenterPoint Energy, Inc.	9,490	233,454
CMS Energy Corp.	5,200	310,596
Consolidated Edison, Inc.	6,152	446,574
Dominion Energy, Inc.	14,062	1,026,807
DTE Energy Co.	3,351	374,340
Duke Energy Corp.	13,241	1,292,189
Edison International	6,456	358,114
Entergy Corp.	3,409	338,548
Evergy, Inc.	4,062	252,656
Eversource Energy	5,903	482,629
Exelon Corp.	16,836	813,852
FirstEnergy Corp.	9,222	328,488
NextEra Energy, Inc.	33,851	2,657,981
NRG Energy, Inc.	4,337	177,080
Pinnacle West Capital Corp.	2,115	153,041
PPL Corp.	13,087	364,866
Public Service Enterprise Group, Inc.	8,727	531,474
Sempra Energy	5,605	709,032
The AES Corp.	11,235	256,495
The Southern Co.	18,182	1,126,739
WEC Energy Group, Inc.	5,442	479,984
Xcel Energy, Inc.	9,298	581,125
		14,598,263

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,980	$493,560
Emerson Electric Co.	10,255	966,021
Generac Holdings, Inc.*	1,107	452,398
		1,911,979
Electronics — 1.2%
Agilent Technologies, Inc.	5,284	832,389
Allegion PLC	1,496	197,741
Amphenol Corp., Class A	10,357	758,443
Fortive Corp.	5,752	405,919
Garmin Ltd.	2,676	416,011
Honeywell International, Inc.	11,892	2,524,434
Keysight Technologies, Inc.*	3,200	525,728
Mettler-Toledo International, Inc.*	398	548,189
TE Connectivity Ltd.	5,727	785,859
Trimble, Inc.*	4,300	353,675
Waters Corp.*	1,045	373,378
		7,721,766
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,300	344,931
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,302	305,084
Entertainment — 0.1%
Caesars Entertainment, Inc.*	3,669	411,955
Live Nation Entertainment, Inc.*	2,200	200,486
Penn National Gaming, Inc.*	2,612	189,266
		801,707
Environmental Control — 0.3%
Pentair PLC	2,923	212,298
Republic Services, Inc.	3,646	437,739
Waste Management, Inc.	6,648	992,945
		1,642,982
Food — 1.0%
Campbell Soup Co.	3,301	138,015
Conagra Brands, Inc.	8,186	277,260
General Mills, Inc.	10,439	624,461
Hormel Foods Corp.	5,195	212,995
Kellogg Co.	4,558	291,347
Lamb Weston Holdings, Inc.	2,600	159,562
McCormick & Co., Inc.	4,233	343,000
Mondelez International, Inc., Class A	24,217	1,408,945
Sysco Corp.	8,762	687,817
The Hershey Co.	2,575	435,819
The J.M. Smucker Co.	1,836	220,375
The Kraft Heinz Co.	11,714	431,309
The Kroger Co.	11,676	472,061
Tyson Foods, Inc., Class A	5,067	399,989
		6,102,955
Forest Products & Paper — 0.1%
International Paper Co.	6,646	371,644
	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,319	$204,536
NiSource, Inc.	6,920	167,671
		372,207
Hand & Machine Tools — 0.1%
Snap-on, Inc.	994	207,697
Stanley Black & Decker, Inc.	2,788	488,764
		696,461
Healthcare Products — 4.1%
Abbott Laboratories	30,610	3,615,959
ABIOMED, Inc.*	773	251,627
Align Technology, Inc.*	1,249	831,122
Baxter International, Inc.	8,762	704,728
Bio-Techne Corp.	700	339,199
Boston Scientific Corp.*	24,841	1,077,851
Danaher Corp.	10,969	3,339,402
DENTSPLY SIRONA, Inc.	3,666	212,811
Edwards Lifesciences Corp.*	10,710	1,212,479
Henry Schein, Inc.*	2,410	183,546
Hologic, Inc.*	4,393	324,247
IDEXX Laboratories, Inc.*	1,459	907,352
Intuitive Surgical, Inc.*	2,050	2,038,008
Medtronic PLC	23,193	2,907,243
PerkinElmer, Inc.	2,001	346,753
ResMed, Inc.	2,524	665,200
STERIS PLC	1,600	326,848
Stryker Corp.	5,752	1,516,918
Teleflex, Inc.	826	311,030
The Cooper Cos., Inc.	837	345,941
Thermo Fisher Scientific, Inc.	6,793	3,881,045
West Pharmaceutical Services, Inc.	1,232	523,033
Zimmer Biomet Holdings, Inc.	3,612	528,652
		26,390,994
Healthcare Services — 2.1%
Anthem, Inc.	4,225	1,575,080
Catalent, Inc.*	3,000	399,210
Centene Corp.*	9,966	620,981
Charles River Laboratories International, Inc.*	900	371,403
DaVita, Inc.*	1,114	129,514
HCA Healthcare, Inc.	4,264	1,034,958
Humana, Inc.	2,248	874,809
IQVIA Holdings, Inc.*	3,325	796,471
Laboratory Corp. of America Holdings*	1,681	473,101
Quest Diagnostics, Inc.	2,068	300,501
UnitedHealth Group, Inc.	16,292	6,365,936
Universal Health Services, Inc., Class B	1,330	184,032
		13,125,996
Home Builders — 0.2%
D.R. Horton, Inc.	5,648	474,263
Lennar Corp., Class A	4,757	445,636
NVR, Inc.*	53	254,086

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
PulteGroup, Inc.	4,726	$217,018
		1,391,003
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,436	109,230
Whirlpool Corp.	1,130	230,362
		339,592
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,404	290,923
Church & Dwight Co., Inc.	4,176	344,812
Kimberly-Clark Corp.	5,875	778,085
Newell Brands, Inc.	6,989	154,736
The Clorox Co.	2,124	351,756
		1,920,312
Insurance — 3.3%
Aflac, Inc.	10,532	549,033
American International Group, Inc.	14,780	811,274
Aon PLC, Class A	3,856	1,101,929
Arthur J. Gallagher & Co.	3,523	523,694
Assurant, Inc.	984	155,226
Berkshire Hathaway, Inc., Class B*	32,036	8,743,906
Brown & Brown, Inc.	4,000	221,800
Chubb Ltd.	7,599	1,318,275
Cincinnati Financial Corp.	2,604	297,429
Everest Re Group Ltd.	725	181,816
Globe Life, Inc.	1,673	148,947
Lincoln National Corp.	3,150	216,562
Loews Corp.	3,414	184,117
Marsh & McLennan Cos., Inc.	8,721	1,320,621
MetLife, Inc.	12,491	771,069
Principal Financial Group, Inc.	4,406	283,746
Prudential Financial, Inc.	6,627	697,160
The Allstate Corp.	5,200	662,012
The Hartford Financial Services Group, Inc.	5,948	417,847
The Progressive Corp.	10,226	924,328
The Travelers Cos., Inc.	4,354	661,852
W.R. Berkley Corp.	2,600	190,268
Willis Towers Watson PLC	2,273	528,382
		20,911,293
Internet — 12.0%
Alphabet, Inc., Class A*	5,197	13,894,283
Alphabet, Inc., Class C*	4,863	12,961,403
Amazon.com, Inc.*	7,519	24,700,216
Booking Holdings, Inc.*	707	1,678,326
CDW Corp.	2,400	436,848
eBay, Inc.	11,181	778,980
Etsy, Inc.*	2,200	457,512
Expedia Group, Inc.*	2,434	398,933
F5 Networks, Inc.*	984	195,599
Facebook, Inc., Class A*	41,144	13,963,862
Match Group, Inc.*	4,800	753,552
Netflix, Inc.*	7,644	4,665,439
Nortonlifelock, Inc.	10,440	264,132
	Number of Shares	Value†

Internet — (continued)
Twitter, Inc.*	13,843	$835,979
VeriSign, Inc.*	1,712	350,977
		76,336,041
Iron & Steel — 0.1%
Nucor Corp.	5,020	494,420
Leisure Time — 0.1%
Carnival Corp.*	13,604	340,236
Norwegian Cruise Line Holdings Ltd.*	6,138	163,946
Royal Caribbean Cruises Ltd.*	3,857	343,080
		847,262
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.*	4,824	637,298
Las Vegas Sands Corp.*	5,905	216,123
Marriott International, Inc., Class A*	4,719	698,837
MGM Resorts International	6,802	293,506
Wynn Resorts Ltd.*	1,957	165,856
		2,011,620
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	9,495	1,822,755
Machinery — Diversified — 0.7%
Deere & Co.	4,922	1,649,215
Dover Corp.	2,461	382,685
IDEX Corp.	1,300	269,035
Ingersoll Rand, Inc.*	6,657	335,579
Otis Worldwide Corp.	7,006	576,454
Rockwell Automation, Inc.	2,009	590,726
Westinghouse Air Brake Technologies Corp.	2,994	258,113
Xylem, Inc.	3,067	379,327
		4,441,134
Media — 2.0%
Charter Communications, Inc., Class A*	2,199	1,599,904
Comcast Corp., Class A	79,102	4,424,175
Discovery, Inc., Class A*	2,889	73,323
Discovery, Inc., Class C*	5,277	128,073
DISH Network Corp., Class A*	4,587	199,351
Fox Corp., Class A	5,368	215,310
Fox Corp., Class B	2,720	100,966
News Corp., Class A	6,937	163,228
News Corp., Class B	2,500	58,075
The Walt Disney Co.*	31,392	5,310,585
ViacomCBS, Inc., Class B	10,467	413,551
		12,686,541
Mining — 0.2%
Freeport-McMoRan, Inc.	25,591	832,475
Newmont Corp.	13,976	758,897
		1,591,372
Miscellaneous Manufacturing — 1.2%
3M Co.	10,034	1,760,164

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
A.O. Smith Corp.	2,467	$150,660
Eaton Corp. PLC	6,966	1,040,094
General Electric Co.	18,998	1,957,364
Illinois Tool Works, Inc.	4,927	1,018,066
Parker-Hannifin Corp.	2,242	626,908
Textron, Inc.	3,874	270,444
Trane Technologies PLC	4,134	713,735
		7,537,435
Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A*	900	463,878
Oil & Gas — 2.3%
APA Corp.	7,042	150,910
Cabot Oil & Gas Corp.	7,012	152,581
Chevron Corp.	33,381	3,386,503
ConocoPhillips	23,188	1,571,451
Devon Energy Corp.	9,956	353,538
Diamondback Energy, Inc.	2,900	274,543
EOG Resources, Inc.	10,011	803,583
Exxon Mobil Corp.	73,104	4,299,977
Hess Corp.	4,940	385,863
Marathon Oil Corp.	13,811	188,796
Marathon Petroleum Corp.	11,064	683,866
Occidental Petroleum Corp.	14,459	427,697
Phillips 66	7,600	532,228
Pioneer Natural Resources Co.	3,991	664,541
Valero Energy Corp.	7,042	496,954
		14,373,031
Oil & Gas Services — 0.2%
Baker Hughes Co.	13,001	321,515
Halliburton Co.	15,860	342,893
Schlumberger Ltd.	24,350	721,734
		1,386,142
Packaging and Containers — 0.2%
Amcor PLC	26,132	302,870
Ball Corp.	5,636	507,071
Packaging Corp. of America	1,598	219,629
Sealed Air Corp.	2,786	152,645
Westrock Co.	4,676	233,005
		1,415,220
Pharmaceuticals — 5.0%
AbbVie, Inc.	30,503	3,290,359
AmerisourceBergen Corp.	2,666	318,454
Becton Dickinson and Co.	4,973	1,222,463
Bristol-Myers Squibb Co.	38,326	2,267,749
Cardinal Health, Inc.	5,242	259,269
Cigna Corp.	5,864	1,173,738
CVS Health Corp.	22,746	1,930,226
Dexcom, Inc.*	1,674	915,444
Eli Lilly & Co.	13,682	3,161,226
Johnson & Johnson	45,490	7,346,635
McKesson Corp.	2,660	530,351
Merck & Co., Inc.	43,691	3,281,631
	Number of Shares	Value†

Pharmaceuticals — (continued)
Organon & Co.	4,605	$150,998
Pfizer, Inc.	96,822	4,164,314
Viatris, Inc.	21,779	295,105
Zoetis, Inc.	8,215	1,594,860
		31,902,822
Pipelines — 0.2%
Kinder Morgan, Inc.	33,758	564,771
ONEOK, Inc.	7,660	444,204
The Williams Cos., Inc.	21,013	545,077
		1,554,052
Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,793	564,007
Retail — 5.1%
Advance Auto Parts, Inc.	1,112	232,286
AutoZone, Inc.*	373	633,350
Bath & Body Works, Inc.	3,957	249,410
Best Buy Co., Inc.	3,909	413,220
CarMax, Inc.*	2,770	354,449
Chipotle Mexican Grill, Inc.*	490	890,585
Costco Wholesale Corp.	7,631	3,428,990
Darden Restaurants, Inc.	2,210	334,749
Dollar General Corp.	4,081	865,743
Dollar Tree, Inc.*	3,977	380,679
Domino's Pizza, Inc.	623	297,146
Genuine Parts Co.	2,449	296,892
Lowe's Cos., Inc.	12,194	2,473,675
McDonald's Corp.	12,889	3,107,667
O'Reilly Automotive, Inc.*	1,180	721,051
Ross Stores, Inc.	6,217	676,721
Starbucks Corp.	20,336	2,243,264
Target Corp.	8,582	1,963,304
The Gap, Inc.	3,512	79,723
The Home Depot, Inc.	18,370	6,030,136
The TJX Cos., Inc.	20,741	1,368,491
Tractor Supply Co.	1,958	396,710
Ulta Beauty, Inc.*	950	342,874
Walgreens Boots Alliance, Inc.	12,286	578,056
Walmart, Inc.	24,671	3,438,644
Yum! Brands, Inc.	5,094	623,047
		32,420,862
Savings & Loans — 0.0%
People's United Financial, Inc.	7,929	138,520
Semiconductors — 5.5%
Advanced Micro Devices, Inc.*	17,916	1,843,556
Analog Devices, Inc.	9,323	1,561,416
Applied Materials, Inc.	15,761	2,028,914
Broadcom, Inc.	7,083	3,434,759
Intel Corp.	70,048	3,732,158
IPG Photonics Corp.*	667	105,653
KLA Corp.	2,673	894,145
Lam Research Corp.	2,454	1,396,694
Microchip Technology, Inc.	4,692	720,175

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Micron Technology, Inc.	19,381	$1,375,663
Monolithic Power Systems, Inc.	700	339,276
NVIDIA Corp.	43,070	8,922,381
NXP Semiconductors N.V.	4,591	899,239
Qorvo, Inc.*	1,932	323,011
QUALCOMM, Inc.	19,462	2,510,209
Skyworks Solutions, Inc.	2,852	469,953
Teradyne, Inc.	2,800	305,676
Texas Instruments, Inc.	15,934	3,062,674
Xilinx, Inc.	6,635	1,001,819
		34,927,371
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	741	143,057
Software — 10.3%
Activision Blizzard, Inc.	13,341	1,032,460
Adobe, Inc.*	8,230	4,738,176
Akamai Technologies, Inc.*	2,841	297,140
ANSYS, Inc.*	1,499	510,334
Autodesk, Inc.*	3,777	1,077,087
Broadridge Financial Solutions, Inc.	1,970	328,281
Cadence Design Systems, Inc.*	4,777	723,429
Ceridian HCM Holding, Inc.*	2,300	259,026
Cerner Corp.	5,170	364,588
Citrix Systems, Inc.	2,201	236,321
Electronic Arts, Inc.	4,987	709,401
Fidelity National Information Services, Inc.	10,696	1,301,489
Fiserv, Inc.*	10,376	1,125,796
Intuit, Inc.	4,715	2,543,790
Jack Henry & Associates, Inc.	1,200	196,872
Microsoft Corp.	129,744	36,577,428
MSCI, Inc.	1,435	872,968
Oracle Corp.	28,590	2,491,047
Paychex, Inc.	5,557	624,885
Paycom Software, Inc.*	800	396,600
PTC, Inc.*	1,900	227,601
Roper Technologies, Inc.	1,816	810,172
salesforce.com, Inc.*	16,751	4,543,206
ServiceNow, Inc.*	3,399	2,115,096
Synopsys, Inc.*	2,619	784,155
Take-Two Interactive Software, Inc.*	2,101	323,701
Tyler Technologies, Inc.*	734	336,649
		65,547,698
Telecommunications — 2.2%
Arista Networks, Inc.*	972	334,018
AT&T, Inc.	123,250	3,328,982
Cisco Systems, Inc.	72,772	3,960,980
Corning, Inc.	13,463	491,265
Juniper Networks, Inc.	5,811	159,919
Lumen Technologies, Inc.	17,500	216,825
Motorola Solutions, Inc.	2,902	674,193
T-Mobile USA, Inc.*	10,041	1,282,838
	Number of Shares	Value†

Telecommunications — (continued)
Verizon Communications, Inc.	71,484	$3,860,851
		14,309,871
Textiles — 0.0%
Mohawk Industries, Inc.*	967	171,546
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	202,529
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,288	199,056
CSX Corp.	39,018	1,160,395
Expeditors International of Washington, Inc.	3,031	361,083
FedEx Corp.	4,277	937,903
J.B. Hunt Transport Services, Inc.	1,395	233,272
Kansas City Southern	1,560	422,198
Norfolk Southern Corp.	4,271	1,021,837
Old Dominion Freight Line, Inc.	1,630	466,148
Union Pacific Corp.	11,316	2,218,049
United Parcel Service, Inc., Class B	12,606	2,295,553
		9,315,494
Water — 0.1%
American Water Works Co., Inc.	3,120	527,405
TOTAL COMMON STOCKS (Cost $274,549,754)		615,258,960

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,426	537,699
Equity Residential	5,850	473,382
Essex Property Trust, Inc.	1,109	354,592
Mid-America Apartment Communities, Inc.	1,948	363,789
UDR, Inc.	4,733	250,754
		1,980,216
Building & Real Estate — 0.1%
Realty Income Corp.	6,564	425,741
Diversified — 1.1%
American Tower Corp.	7,850	2,083,469
Crown Castle International Corp.	7,440	1,289,501
Digital Realty Trust, Inc.	4,845	699,860
Duke Realty Corp.	6,421	307,373
Equinix, Inc.	1,542	1,218,381
SBA Communications Corp.	1,876	620,149
Weyerhaeuser Co.	12,816	455,865
		6,674,598
Healthcare — 0.2%
Healthpeak Properties, Inc.	9,163	306,777
Ventas, Inc.	6,740	372,115
Welltower, Inc.	7,236	596,247
		1,275,139

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.*	12,690	$207,228
Industrial — 0.3%
Prologis, Inc.	12,736	1,597,476
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,237	427,424
Boston Properties, Inc.	2,423	262,532
Vornado Realty Trust	2,813	118,174
		808,130
Regional Malls — 0.1%
Simon Property Group, Inc.	5,717	743,038
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,279	382,849
Iron Mountain, Inc.	5,224	226,983
Public Storage	2,616	777,213
		1,387,045
Strip Centers — 0.1%
Federal Realty Investment Trust	1,233	145,482
Kimco Realty Corp.	10,412	216,049
Regency Centers Corp.	2,676	180,175
		541,706
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,306,452)		15,640,317
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $5,981,270)	5,981,270	$5,981,270
TOTAL INVESTMENTS — 100.1% (Cost $289,837,476)		$636,880,547
Other Assets & Liabilities — (0.1)%		(588,419)
TOTAL NET ASSETS — 100.0%		$636,292,128

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
S&P— Standards & Poor's

Futures contracts held by the Fund at September 30, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	12/17/2021	29	50	$4,298	$6,231,738	$—	$(243,127)
							$—	$(243,127)